UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whitman Capital LLC
Address: 525 University Ave., Ste. 701
         Palo Alto, CA  94301

13F File Number:  28-05273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas F. Whitman
Title:     Managing Member
Phone:     650-325-9700

Signature, Place, and Date of Signing:

     /s/  Douglas F. Whitman     Palo Alto, CA     February 14, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $121,639 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CEVA INC                       COM              157210105     5766   921035 SH       SOLE                   921035        0        0
CITRIX SYS INC                 COM              177376100    12458   433609 SH       SOLE                   433609        0        0
DSP GROUP INC                  COM              23332B106    13128   523850 SH       SOLE                   523850        0        0
EMBARCADERO TECHNOLOGIES INC   COM              290787100     2074   284956 SH       SOLE                   284956        0        0
FOUNDRY NETWORKS INC           COM              35063R100     8340   603894 SH       SOLE                   603894        0        0
GARMIN LTD                     ORD              G37260109     4645    70000 SH       SOLE                    70000        0        0
IKANOS COMMUNICATIONS          COM              45173E105      442    30000 SH       SOLE                    30000        0        0
KEYNOTE SYS INC                COM              493308100     7377   574056 SH       SOLE                   574056        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    36169   644834 SH       SOLE                   644834        0        0
MOTOROLA INC                   COM              620076109     2824   125000 SH       SOLE                   125000        0        0
PC-TEL INC                     COM              69325Q105    12602  1438557 SH       SOLE                  1438557        0        0
QLOGIC CORP                    COM              747277101    12897   396700 SH       SOLE                   396700        0        0
VA SOFTWARE CORP               COM              91819B105     2917  1638842 SH       SOLE                  1638842        0        0